ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

The accounts receivable and allowance balances at June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
Accounts receivable	$441,077	$458,896
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$441,077	$458,896

No allowance for doubtful accounts was made during the six months ended June 30, 2023 and the year ended December 31, 2022.